Income Taxes - Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets
Temporary differences on capital and intangible assets	$ 2,596	$ 415
Tax loss carryforwards	4,936	3,799
SR&ED expenditure carryforwards	3,363	1,687
Stock based compensation expense	689	0
Share issuance costs	4,662	3,345
Investment tax credits	2,766	1,253
Lease accruals and reserves	4,827	4,316
Total deferred tax assets	23,839	14,815
Valuation allowance	(22,436)	(14,011)
Total deferred tax assets	1,403	804
Deferred tax liabilities
Capitalized software development costs	1,403	804
Total deferred tax liabilities	1,403	804
Net deferred tax asset	$ 0	$ 0